Held for sale assets and liabilities - Summary of Assets and Liablities held for sale (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Non-current assets:
Property, plant and equipment	$ 9,317.4	₨ 765,611.9	₨ 789,133.7
Total assets	39,885.6	3,277,392.0	3,223,602.7	₨ 3,342,794.4
Non-current liabilities:
Liabilities directly associated with Assets held-for-sale			31.2
Total liabilities	34,051.9	2,798,036.5	2,783,038.1	₨ 2,823,658.6
Assets and liabilities classified as held for sale [member]
Non-current assets:
Property, plant and equipment	77.2	6,342.9	498.2
Repossessed vehicles related to finance receivable	23.4	1,920.1	4,458.8
Total assets	100.6	8,263.0	4,957.0
Non-current liabilities:
Liabilities directly associated with Assets held-for-sale	0.0	0.0	31.2
Total liabilities	$ 0.0	₨ 0.0	₨ 31.2